Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Income tax rate		19.00%	19.30%
Provisional tax benefit		$ 2,237
Deferred tax asset valuation allowance		133,856	$ 92,812
Valuation allowance increase		41,044	$ 44,633
Tax loss carryforwards		67,823
Earnings from income taxes and withholding taxes		7,748
U.K.
Income Tax Disclosure [Line Items]
Tax loss carryforwards		$ 352,632
U.S.
Income Tax Disclosure [Line Items]
Income tax rate	35.00%	21.00%	21.00%
Provisional tax benefit			$ 2,237
Tax loss carryforwards		$ 104,122
Operating loss expiration period			20 years
BELGIUM
Income Tax Disclosure [Line Items]
Income tax rate			25.00%
Change in corporate tax rate			$ 14,290
JAPAN
Income Tax Disclosure [Line Items]
Tax loss carryforwards		$ 58,901
Operating loss expiration period		9 years
Other
Income Tax Disclosure [Line Items]
Tax loss carryforwards		$ 18,495